Acquisitions (Details) ¥ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Feb. 28, 2022 CNY (¥)	Nov. 30, 2021 CNY (¥)	Jan. 31, 2021 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Purchase price allocation
Goodwill				¥ 2,725,130	¥ 2,725,130	¥ 2,338,303	$ 383,827
Anime Business
Acquisitions
Percentage of equity interest owned after transactions			100.00%
Purchase price allocation
Net assets acquired				189,763
Goodwill				283,402
Total				687,165
Total purchase price comprised of:
Cash consideration			¥ 369,100	369,124
Share consideration				243,203
Fair value of previously held equity interests				74,838
Total				687,165
Anime Business | Brand
Purchase price allocation
Intangible assets				¥ 85,000
Amortization Period				8 years			8 years
Anime Business | Vendor relationship
Purchase price allocation
Intangible assets				¥ 75,000
Amortization Period				10 years			10 years
Anime Business | Non-compete clause
Purchase price allocation
Intangible assets				¥ 54,000
Amortization Period				6 years			6 years
Comics Business
Acquisitions
Percentage of equity interest owned after transactions		100.00%
Purchase price allocation
Net assets acquired				¥ 48,764
Deferred tax liabilities				(42,133)
Goodwill				281,369
Total				600,000
Total purchase price comprised of:
Cash consideration		¥ 600,000		600,000
Comics Business | Brand
Purchase price allocation
Intangible assets				¥ 23,000
Amortization Period				10 years			10 years
Comics Business | User base
Purchase price allocation
Intangible assets				¥ 11,000
Amortization Period				3 years			3 years
Comics Business | Copyrights
Purchase price allocation
Intangible assets				¥ 269,000
Amortization Period				8 years			8 years
Comics Business | Technology
Purchase price allocation
Intangible assets				¥ 4,000
Amortization Period				3 years			3 years
Comics Business | Non-compete clause
Purchase price allocation
Intangible assets				¥ 5,000
Amortization Period				2 years			2 years
Game Business
Acquisitions
Percentage of equity interest owned after transactions	100.00%
Purchase price allocation
Net assets acquired				¥ 333,830
Deferred tax liabilities				(40,491)
Goodwill				344,696
Total				800,000
Total purchase price comprised of:
Cash consideration	¥ 800,000			800,000
Game Business | Non-compete clause
Purchase price allocation
Intangible assets				¥ 111,000
Amortization Period				6 years			6 years
Game Business | Others
Purchase price allocation
Intangible assets				¥ 50,965
Amortization Period				5 years			5 years
Other acquisitions
Purchase price allocation
Net assets acquired					85,369	28,320
Deferred tax liabilities					(17,500)
Goodwill					42,131	477,746
Total					180,000	754,166
Total purchase price comprised of:
Cash consideration					150,000	244,949
Share consideration						391,244
Fair value of previously held equity interests					30,000	117,973
Total					¥ 180,000	754,166
Other acquisitions | Brand
Purchase price allocation
Intangible assets						66,000
Amortization Period					5 years
Other acquisitions | Customer relationship
Purchase price allocation
Intangible assets						83,000
Amortization Period					5 years
Other acquisitions | Non-compete clause
Purchase price allocation
Intangible assets					¥ 9,000	28,000
Amortization Period					6 years
Other acquisitions | Others
Purchase price allocation
Intangible assets					¥ 61,000	¥ 71,100
Other acquisitions | Others | Minimum
Purchase price allocation
Amortization Period					1 year
Other acquisitions | Others | Maximum
Purchase price allocation
Amortization Period					10 years